Critical Accounting Estimates And Judgments - Summary of Sensitivity Analysis Based on 10% Increase/Decrease in Assumptions of Gross Margin, Discount Rate, Terminal Growth Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [member] | Engineering and Construction [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	(8.30%)	(25.54%)
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	32.68%	(4.30%)
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	11.58%	(16.31%)
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	37.10%	(4.25%)
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	0.53%	(23.09%)
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	17.44%	(13.38%)
Goodwill [member] | Electromechanical [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	41.81%	35.63%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	52.32%	48.89%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	46.83%	42.36%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	55.60%	52.97%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	45.23%	39.92%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	50.65%	46.32%
Trademark [member] | Morelco S.A.S. [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	59.65%	22.14%
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	123.51%	60.11%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	124.29%	63.02%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	86.47%	37.49%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	66.82%	23.56%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	97.09%	44.02%
Trademark [member] | Vial y Vives-DSD [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	(1.04%)	110.69%
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	2.79%	72.38%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	(6.56%)	78.72%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	(9.14%)	88.07%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	9.95%	106.64%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	11.05%	95.20%